LIMITED PARTNERS' INTEREST IN SINGLE-FAMILY RENTAL BUSINESS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Limited Partners' Interest In Investments [Abstract]
Balance, beginning of year	$ 1,696,872	$ 947,452
Contributions	494,995	489,387
Distributions	(37,070)	(37,348)
Net change in fair value of limited partners’ interests in single-family rental business	145,497	297,381
Balance, end of year	2,300,294	1,696,872
Effect of 2.0% increase in fair value of rental properties	100,983	92,956
Effect of 2.0% decrease in fair value of rental properties	$ (100,983)	$ (92,956)
Limited partners' interests in single-family rental business | Third-party
Disclosure of detailed information about investments [line items]
Limited partners' ownership interest	68.00%